UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2002

Check here if Amendment [    ]; Amendment Number: ___
     This Amendment (Check only one.):      [     ] is a restatement
                                            [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Rorer Asset Management, LLC
Address:        One Liberty Place
                Suite 5100
                Philadelphia, PA 19103-7301


Form 13F File Number:  028-03869

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Aaron De Angelis
Title:    Director of Compliance
Phone:    215-640-3104

Signature, Place, and Date of Signing:

/s/ Aaron De Angelis              Philadelphia, PA                 1-31-2003
----------------------        --------------------------       -----------------
[Signature]                        [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                                     RORER ASSET MANAGEMENT, LLC
                                                     13F REPORT AS OF 12/31/2002
                                                     ---------------------------

                             TITLE OF               VALUE                SH / PUT /  INVST                  VOTING AUTHORITY
      NAME OF ISSUER          CLASS     CUSIP      (X$1000)    SHARES    PRN  CALL  DISCRETN MANAGERS  SOLE (A) SHARED (B)  NONE (C)
      --------------          -----     -----      --------    -------   ---  ----  -------- --------  -------- ----------  -------
ABBOTT LABS                   COMMON 002824100      $1,605.60     40,140  SH        DEFINED   01               0        0     40,140
AMERISOURCEBERGEN             COMMON 03073E105      $5,070.93     93,370  SH        DEFINED   01          21,270        0     72,100
AMBAC INC COM                 COMMON 023139108      $6,355.63    113,009  SH        DEFINED   01          25,617        0     87,392
AMERICAN INTERNTL. GROUP INC. COMMON 026874107    $237,186.62  4,091,556  SH        DEFINED   01       3,529,298   19,713    542,545
AMGEN INC.                    COMMON 031162100        $354.33      7,330  SH        DEFINED   01             330        0      7,000
BANK OF AMERICA               COMMON 60505104     $330,357.81  4,744,824  SH        DEFINED   01       4,089,752   22,705    632,367
BECKMAN COULTER INC           COMMON 075811109      $4,900.17    165,995  SH        DEFINED   01          37,785        0    128,210
BERKSHIRE HATHAWAY INC        COMMON 084670207        $254.42        105  SH        DEFINED   01               0        0        105
BOEING CO                     COMMON 097023105    $181,886.17  5,506,440  SH        DEFINED   01       4,762,974   26,990    716,476
CAPITAL ONE FINANCIAL CORP    COMMON 14040H105      $5,502.21    185,135  SH        DEFINED   01          42,050        0    143,085
CARDINAL HEALTH INC           COMMON 14149Y108    $265,621.42  4,477,938  SH        DEFINED   01       3,860,205   21,310    596,423
CAREMARK RX INC COM           COMMON 141705103      $5,611.94    345,350  SH        DEFINED   01          78,340        0    267,010
CHEVRONTEXACO CORP.           COMMON 166764100    $114,882.84  1,726,411  SH        DEFINED   01       1,493,209    8,300    224,902
CISCO SYSTEMS INC             COMMON 17275R102    $211,377.11 16,103,051  SH        DEFINED   01      13,884,656   75,790  2,142,605
CITIGROUP INCORPORATED        COMMON 172967101    $199,874.15  5,671,125  SH        DEFINED   01       4,896,572   26,693    747,860
COCA COLA ENTERPRISES         COMMON 191219104      $4,857.25    223,630  SH        DEFINED   01          48,775        0    174,855
COMCAST CORP CL A SPL         COMMON 200300200    $249,706.36 11,022,259  SH        DEFINED   01       9,505,918   52,820  1,463,521
CONOCOPHILLIPS COM            COMMON 20825C104    $274,455.87  5,666,590  SH        DEFINED   01       4,884,771   26,825    754,994
COORS ADOLPH CO               COMMON 217016104      $7,843.38    128,055  SH        DEFINED   01          28,970        0     99,085
COSTCO WHOLESALE CO.          COMMON 22160K105    $204,101.25  7,261,442  SH        DEFINED   01       6,253,466   34,770    973,206
CULLEN FROST BANKERS          COMMON 229899109        $523.20     16,000  SH        DEFINED   01               0        0     16,000
DEVON ENERGY CORP NEW         COMMON 25179M103      $7,223.33    157,371  SH        DEFINED   01          35,732        0    121,639
ELECTRONIC ARTS               COMMON 285512109      $2,543.00     51,095  SH        DEFINED   01          11,560        0     39,535
EQUITABLE RES INC             COMMON 294549100      $7,851.25    224,065  SH        DEFINED   01          50,755        0    173,310
ESTEE LAUNDER COMPANIES INC.  COMMON 518439104      $2,353.03     89,130  SH        DEFINED   01          20,485        0     68,645
EXXONMOBIL CORP.              COMMON 30231G102    $236,821.45  6,773,422  SH        DEFINED   01       5,826,108   33,065    914,249
GENERAL DYNAMICS CORP.        COMMON 369550108    $219,521.02  2,763,900  SH        DEFINED   01       2,390,570   13,380    359,950
GENERAL ELECTRIC CO           COMMON 369604103    $206,330.41  8,456,036  SH        DEFINED   01       7,292,236   41,455  1,122,345
HCA-THE HEALTHCARE CO         COMMON 404119109    $303,003.58  7,290,621  SH        DEFINED   01       6,293,969   33,638    963,014
HEALTH MANAGEMENT ASSOC. INC  COMMON 421933102      $4,585.44    256,170  SH        DEFINED   01          57,645        0    198,525
HEWLETT PACKARD               COMMON 428236103    $315,483.59 18,131,124  SH        DEFINED   01      15,579,494   88,590  2,463,040
INTEL CORPORATION             COMMON 458140100        $339.89     21,830  SH        DEFINED   01           2,000        0     19,830
JOHNSON & JOHNSON             COMMON 478160104    $283,905.74  5,278,363  SH        DEFINED   01       4,528,422   25,650    724,291
LEGG MASON INC.               COMMON 524901105      $8,172.53    168,367  SH        DEFINED   01          38,092        0    130,275
LEXMARK INTL GROUP            COMMON 529771107      $6,200.65    102,490  SH        DEFINED   01          23,320        0     79,170
LIMITED INC.                  COMMON 532716107      $5,245.11    376,534  SH        DEFINED   01          85,286        0    291,248
LINEAR TECHNOLOGY CORP        COMMON 535678106      $4,389.89    170,680  SH        DEFINED   01          38,485        0    132,195
LIZ CLAIBORNE INC.            COMMON 539320101      $8,915.76    300,700  SH        DEFINED   01          69,140        0    231,560
LOEWS CORP                    COMMON 540424108      $6,842.40    153,900  SH        DEFINED   01          31,140        0    122,760
L-3 COMMUNICATIONS            COMMON 502424104      $4,663.01    103,830  SH        DEFINED   01          23,430        0     80,400
MARSH & MCLENNAN COS INC      COMMON 571748102    $407,267.48  8,801,173  SH        DEFINED   01       7,594,415   43,124  1,163,634
MBNA CORP COM                 COMMON 55262L100    $354,356.82 18,581,037  SH        DEFINED   01      16,026,024   90,482  2,464,531
MERCK & CO                    COMMON 589331107        $822.54     14,530  SH        DEFINED   01               0        0     14,530
MICROSOFT CORP.               COMMON 594918104    $301,154.83  5,814,232  SH        DEFINED   01       5,009,481   27,840    776,911
NEXTEL COMMUNICATIONS INC CL ACOMMON 65332V103    $158,759.98 13,691,700  SH        DEFINED   01      11,475,198   68,030  2,148,472
NORFOLK SOUTHERN CORP         COMMON 655844108      $7,893.16    394,855  SH        DEFINED   01          89,440        0    305,415
OUTBACK STEAKHOUSE            COMMON 689899102      $8,424.38    244,610  SH        DEFINED   01          56,960        0    187,650
PALL CORP                     COMMON 696429307      $6,489.77    389,075  SH        DEFINED   01          89,950        0    299,125
PARK PLACE ENTERTAINMENT CORP COMMON 700690100      $5,262.60    626,500  SH        DEFINED   01         158,665        0    467,835
PEPSICO INC.                  COMMON 713448108    $386,492.45  9,145,006  SH        DEFINED   01       7,880,665   44,375  1,219,966
PFIZER INC.                   COMMON 717081103    $161,673.52  5,280,864  SH        DEFINED   01       4,506,332   24,971    749,561
PHILLIP MORRIS COS. INS       COMMON 718154107        $364.77      9,000  SH        DEFINED   01               0        0      9,000
PRICE T ROWE GROUP            COMMON 74144t108      $5,636.98    206,634  SH        DEFINED   01          47,129        0    159,505
PROCTER & GAMBLE CO.          COMMON 742718109    $211,555.46  2,459,235  SH        DEFINED   01       2,123,484   11,385    324,366
RAYTHEON COMPANY NEW          COMMON 755111507    $238,998.05  7,762,303  SH        DEFINED   01       6,720,392   37,273  1,004,638
SCHOLASTIC CORP COM           COMMON 807066105      $4,826.29    134,250  SH        DEFINED   01          30,585        0    103,665
SOUTHWEST AIRLINES            COMMON 844741108    $122,484.25  8,803,990  SH        DEFINED   01       7,577,612   42,369  1,184,009
SPDR TRUST UNIT SER 1         COMMON 78462F103     $10,488.87    118,881  SH        DEFINED   01          78,581        0     40,300
STATE STREET CORP.            COMMON 857477103    $171,822.61  4,396,842  SH        DEFINED   01       3,795,295   20,240    581,307
TARGET CORP                   COMMON 87612E106    $154,048.26  5,126,736  SH        DEFINED   01       4,413,432   24,475    688,829
TITAN CORP COM                COMMON 888266103      $6,081.56    584,765  SH        DEFINED   01         146,835        0    437,930
UNITED TECHNOLOGIES CORP      COMMON 913017109    $121,171.31  1,953,894  SH        DEFINED   01       1,691,988    9,355    252,551
UNOCAL CORP                   COMMON 915289102      $6,753.13    220,835  SH        DEFINED   01          50,650        0    170,185
VIACOM INC CLASS B NON-VOTING COMMON 925524308    $341,978.43  8,367,671  SH        DEFINED   01       7,228,495   40,495  1,098,681
WASHINGTON MUTUAL INC.        COMMON 939322103        $559.39     16,200  SH        DEFINED   01           2,400        0     13,800
WYETH LABS                    COMMON 983024100    $162,212.06  4,330,206  SH        DEFINED   01       3,724,405   20,615    585,186



                                     TOTALS:    $7,304,298.66  225,934,407                          190,360,240 1,056,723 34,517,444
                                                ==========================                        ==================================

Report Summary:


Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 65

Form 13F Information Table Value Total: $7,304,298.66
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file nember(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number          Name
01        028-04975                     Affiliated Managers Group, Inc.